Business and Summary of Significant Accounting Policies (Details 7) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jul. 31, 2012	Jan. 31, 2012	Nov. 01, 2011	Aug. 02, 2011	May 03, 2011	Feb. 01, 2011	Nov. 02, 2010	Aug. 03, 2010	May 04, 2010	Jul. 31, 2012 item	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
Business and Summary of Significant Accounting Policies
Number of major categories of products										3
Reportable Segments
Total Product Sales										$ 463,023	$ 324,475	$ 688,696	$ 482,244	$ 422,164
Delivery service revenues										8,809	7,363	15,214	11,871	10,086
Total net sales	33,200	188,558	183,514	179,914	151,924	127,494	130,675	127,583	108,363	471,832	331,838	703,910	494,115	432,250
Conventional mattresses
Reportable Segments
Total Product Sales										197,844	163,193	323,461	288,058	258,069
Specialty mattresses
Reportable Segments
Total Product Sales										233,927	139,081	318,868	160,281	134,813
Furniture and accessories
Reportable Segments
Total Product Sales										$ 31,252	$ 22,201	$ 46,367	$ 33,905	$ 29,282